Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost		$ 48,444	$ 51,459
Less: Accumulated depreciation, depletion and amortization	[1]	(38,587)	(33,444)
Property, plant and equipment, net		9,857	18,015
Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost		15,270	18,904
Less: Accumulated depreciation, depletion and amortization	[1]	(14,170)	(16,566)
Property, plant and equipment, net		1,100	2,338
USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost		31,071	30,077
Less: Accumulated depreciation, depletion and amortization	[1]	(23,822)	(16,260)
Property, plant and equipment, net		7,249	13,817
Market Optimization [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		1	1
Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		1,507	1,859
Proved Properties [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost		14,866	18,271
Less: Accumulated depreciation, depletion and amortization	[1]	(14,170)	(16,566)
Property, plant and equipment, net		696	1,705
Proved Properties [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost		25,723	24,279
Less: Accumulated depreciation, depletion and amortization	[1]	(23,822)	(16,260)
Property, plant and equipment, net		1,901	8,019
Unproved Properties [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost		334	478
Property, plant and equipment, net		334	478
Unproved Properties [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost		5,282	5,655
Property, plant and equipment, net		5,282	5,655
Other Capitalized Property Plant and Equipment [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost		70	155
Property, plant and equipment, net		70	155
Other Capitalized Property Plant and Equipment [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost		66	143
Property, plant and equipment, net		66	143
Other Capitalized Property Plant and Equipment [Member] | Market Optimization [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost		5	8
Less: Accumulated depreciation, depletion and amortization	[1]	(4)	(7)
Property, plant and equipment, net		1	1
Other Capitalized Property Plant and Equipment [Member] | Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost		2,098	2,470
Less: Accumulated depreciation, depletion and amortization	[1]	(591)	(611)
Property, plant and equipment, net		$ 1,507	$ 1,859

[1]	Depreciation, depletion and amortization.